Stock-Based Compensation (Tables)	12 Months Ended
May 31, 2019
Stock-Based Compensation Expense Included in Consolidated Statements of Income

The following table represents total stock-based compensation expense included in our Consolidated Statements of Income:

Year Ended May 31,	2019	2018	2017
(In thousands)
Stock-based compensation expense, included in SG&A	$31,154	$25,440	$32,541
Stock-based compensation expense, included in restructuring expense	4,283	2,136	-
Total stock-based compensation cost	35,437	27,576	32,541
Income tax (benefit)	(6,937)	(7,178)	(10,159)
Total stock-based compensation cost, net of tax	$28,500	$20,398	$22,382

Summary of Weighted-Average Assumptions Related to SARs Grants

The following is a summary of our weighted-average assumptions related to SARs grants made during the last three fiscal years:

Year Ended May 31,	2019	2018	2017
Risk-free interest rate	2.9%	2.2%	1.5%
Expected life of option	6.5 yrs	7.0 yrs	7.0 yrs
Expected dividend yield	2.1%	2.2%	2.2%
Expected volatility rate	25.2%	26.2%	25.7%

Summary of Option and Share-Based Payment Activity

The following table summarizes option and share-based payment activity (including SARs) under these plans during the fiscal year ended May 31, 2019:

	2019
Share-Based Payments	Weighted Average Exercise Price	Number of Shares Under Option
(Shares in thousands)
Balance at June 1, 2018	$43.36	3,207
Options granted	60.01	480
Options exercised	40.74	(590)
Balance at May 31, 2019	46.44	3,097
Exercisable at May 31, 2019	$41.87	2,085

SARs	2019	2018	2017
(In millions, except per share amounts)
Weighted-average grant-date fair value per SAR	$14.08	$12.90	$10.90
Intrinsic value of options exercised	$9.29	$11.10	$26.50
Tax benefit from options exercised	$3.21	$3.40	$9.70
Fair value of SARS vested	$9.30	$6.50	$4.60

Directors Equity Incentive Plan 2003
Summary of Share-Based Performance Earned Restricted Stock Activity and Restricted Stock Units	The following table summarizes the share-based activity under the 2003 Plan during fiscal 2019:
	Weighted-Average
	Grant-Date
	Fair Value	2019
(Shares in thousands)
Balance at June 1, 2018	$48.56	67
Shares granted to directors	60.50	23
Shares vested	47.21	(35)
Balance at May 31, 2019	$54.56	55

2007 Plan and 2014 Omnibus Plan
Summary of Share-Based Performance Earned Restricted Stock Activity and Restricted Stock Units	The following table sets forth such awards for the year ended May 31, 2019:
	Weighted-Average
	Grant-Date
	Fair Value	2019
(Shares in thousands)
Balance at June 1, 2018	$26.42	702
Shares granted	60.01	39
Shares forfeited	-	-
Shares exercised	26.12	(309)
Balance at May 31, 2019	$31.73	432

Performance Earned Restricted Stock Awards
Summary of Share-Based Performance Earned Restricted Stock Activity and Restricted Stock Units

The following table summarizes the share-based performance-earned restricted stock (“PERS”) and performance stock units (“PSUs”) activity during the fiscal year ended May 31, 2019:

	Weighted-Average
	Grant-Date
	Fair Value	2019
(Shares in thousands)
Balance at June 1, 2018	$48.97	1,047
Shares granted	60.36	440
Shares forfeited	57.99	(34)
Shares vested	48.65	(624)
Balance at May 31, 2019	$54.90	829

Nonvested Shares
Summary of Share-Based Performance Earned Restricted Stock Activity and Restricted Stock Units

The following table summarizes the activity for all nonvested restricted shares during the year ended May 31, 2019:

	Weighted-Average
	Grant-Date Fair	Number of
(Shares in thousands)	Value	Shares
Balance at June 1, 2018	$45.85	1,755
Granted	60.34	503
Vested	45.44	(833)
Forfeited	47.98	(334)
Balance at May 31, 2019	$52.35	1,091